Employee benefit obligations - Plan Asset Composition (Details)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [abstract]
Cash and equivalent	0.90%	2.50%
Debt instruments	28.00%	24.90%
Equity instruments	30.80%	32.90%
Real estate	22.80%	19.60%
Mortgages	0.00%	4.70%
Alternative assets	17.50%	15.40%
Total	100.00%	100.00%